License Agreements (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2021	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021
License Agreements (Details) [Line Items]
Royalty payments			$ 24.2	$ 24.2
HavaH [Member]
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments		$ 10.8		10.8
Royalty payments		30.0		30.0
Cash payments		$ 0.5		0.5
McGill [Member]
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments	$ 10.5			10.5
Royalty payments	15.0			15.0
Cash payments	$ 0.4			$ 0.4